Accounts receivable, net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net
Bad debt (recovery) expense	$ 2,411	$ (137,846)
Description of account receivable period	The amounts of accounts receivable remained outstanding 365 days past due are deemed as uncollectible by the Company.